Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 23, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements of the Company include the accounts of Tumi Holdings, Inc., its subsidiaries and controlled affiliate. Intercompany accounts and transactions have been eliminated in consolidation.
The Company uses the equity method of accounting for its joint venture investment, which is 50% owned, as the Company has the ability to exercise significant influence over the operating and financial policies of the joint venture but does not control the joint venture. The Company’s share of the earnings or losses of the joint venture is included in the Consolidated Statements of Operations as “Earnings (losses) from joint venture investment.”

Segment Reporting
Segment Reporting
The Company became subject to and adopted the provisions of the Financial Accounting Standards Board’s (the “FASB”) guidance for segment reporting in 2011. Segment information has been provided on the basis of the Company’s 4 reportable segments for all periods presented (see Note 15, Segment Information). The Company has four reportable segments and four reporting units: (i) Direct-to-Consumer North America; (ii) Indirect-to-Consumer North America; (iii) Direct-to-Consumer International; and (iv) Indirect-to-Consumer International.

Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b) (the “Prospectus”) under the Securities Act of 1933 (the “Securities Act”) on April 20, 2012.
The condensed consolidated balance sheet as of December 31, 2011 included herein was derived from the audited financial statements as of that date, but does not include all disclosures, including notes required by US GAAP.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations for the full year 2012 or any future period.

Reporting Periods
Reporting Periods
The reporting periods for the Company’s unaudited interim quarterly financial information are based on the first month of each fiscal quarter including five Sundays and the second and third months of each fiscal quarter including four Sundays, with the fourth quarter always ending on December 31. Accordingly, the three-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on June 25, 2012 and June 27, 2011 and ended on September 23, 2012 and September 25, 2011, respectively. The nine-month reporting periods for the unaudited interim condensed consolidated financial statements included herein commenced on January 1, 2012 and 2011 and ended on September 23, 2012 and September 25, 2011, respectively.

Estimates
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow-moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.
Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include valuation of goodwill and intangibles, allowance for doubtful accounts, adjustments for slow-moving and obsolete inventory, accrued warranties, realization of deferred tax assets and useful lives of assets. Actual results could differ materially from those estimates.

Revenue Recognition
Revenue Recognition
Revenue is generated from the sale of the Company’s products and is classified as “Net Sales” in the Company’s Consolidated Statements of Operations. The Company recognizes revenue in its Direct-to-Consumer segment when inventory is received by the customer and the related title passes. In the Company’s Indirect-to-Consumer segment, revenue is recognized when inventory is received by wholesale customers and the related title passes. Provisions for discounts, rebates to customers and returns are recorded as a reduction of revenue in the same period as the related sales. Revenue associated with gift cards is recognized upon redemption. Revenue from gift cards and the amount of revenue recognized for gift cards not redeemed (“breakage”) is immaterial to these consolidated financial statements. Amounts billed to customers for delivery costs are classified as a component of net sales and the related delivery costs are classified as a component of cost of sales. Sales and value added tax collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from net sales in the Consolidated Statements of Operations.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company’s cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company’s cash and cash equivalents consist of cash in banks as of December 31, 2011 and 2010.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Credit is extended to customers based on evaluation of a customer’s financial condition. Generally, collateral is not required. Accounts receivable are due within 30 days to 90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts receivable outstanding longer than the contractual payment terms are considered past due.
The Company determines its allowance for doubtful accounts by considering a number of factors, including the length of time trade receivables are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation and the condition of the general economy and the industry as a whole. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts.

Inventories
Inventories
Inventories consist primarily of finished goods and are valued at the lower of cost or market. Cost is determined using the first-in, first-out method. Inventory includes material, labor, overhead, freight, and duty and is adjusted for slow-moving and obsolete inventory.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of their estimated useful lives or the terms of the respective leases. Repairs and maintenance costs are expensed as incurred; major renewals or betterments are capitalized.

Long-Lived Assets
Long-Lived Assets
The Company reviews long-lived assets, such as property, plant and equipment and certain identifiable intangibles with finite lives, for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Some factors the Company considers important which could trigger an impairment review include: (i) significant underperformance compared to expected historical or projected future operating results; (ii) significant changes in the Company’s use of the acquired assets or the strategy for its overall business; and (iii) significant negative industry or economic trends.

Deferred Costs
The Company amortizes deferred financing costs to interest expense over the lives of the related financing agreements.
Deferred Offering Costs
In 2011, the Company commenced the process for an initial public offering of the shares of its common stock. The specific incremental costs directly attributable to the proposed offering have been deferred and recorded as “Deferred offering costs” in the Consolidated Balance Sheets. If the offering is consummated, the deferred offering costs will be charged against the proceeds of the offering which will be recorded in stockholders’ equity. If the offering is terminated, the deferred offering costs will be written off to the Company’s Statements of Operations in the period of termination.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of net assets acquired, including intangible assets.
The Company’s goodwill is not deductible for tax purposes.
Intangible assets consist primarily of brand/trade name, lease value and customer relationships. The Company accounts for its intangible assets in accordance with the FASB’s guidance for “Intangibles—Goodwill and Other.” Amortization of customer relationships and lease value is calculated using the straight-line method over the estimated useful lives of the assets.
Brand/trade name, which has an indefinite useful life, and goodwill were recorded in connection with an acquisition in 2004. In accordance with the provisions of the FASB’s guidance, they are not amortized. The FASB’s guidance requires these assets to be tested for impairment annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company’s annual impairment testing date is the first day of the Company’s fourth quarter.

Derivatives
Derivatives
The Company applies the FASB’s guidance for “Derivatives and Hedging”, which requires the Company to recognize all derivatives as either assets or liabilities, measure those instruments at fair value, and recognize the changes in fair value of the derivative in net income or other comprehensive income, as appropriate. The Company’s only derivative instruments consisted of interest rate swaps which expired in March 2010 (see Note 17, Interest Rate Swap Instruments).

Stock Compensation
Stock Compensation
Stock compensation represents the cost related to stock options granted to employees under the 2012 Plan. The Company measures stock compensation cost at the grant date based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the vesting period. The Company estimates the fair value of stock options using the Black-Scholes valuation model. All stock compensation costs are recorded in cost of sales or the various operating expense lines in the condensed consolidated statements of operations based on the employee’s respective function. See Note 16 for further details regarding the Company’s stock option activity.

Fair Value Measurements
Fair Value Measurements
The Company applies the FASB’s guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments measured at fair value on a recurring basis were its interest rate swap agreements which expired in March, 2010. The interest rate swap agreements, which are derivative instruments, were entered into with a counterparty, and the fair value was estimated using standard valuation models using market-based observable inputs, including spot rates plus or minus forward points (Level 2). See Note 17, Interest Rate Swap Instruments.
The Company’s non-financial assets measured at fair value on a non-recurring basis include goodwill, intangible assets and property, plant and equipment. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (Level 3 input). A discounted cash flow analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, the Company’s variable interest rate current credit facility (See Note 8, Credit Facilities) and mandatorily redeemable preferred stock and preferred equity interests were reasonable estimates of their fair value as of December 31, 2011 and 2010.
Fair Value Measurements
The Company applies the Financial Accounting Standards Board’s (the “FASB”) guidance for “Fair Value Measurements.” Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1—
Inputs that are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2—
Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3—
Inputs that are unobservable for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s non-financial assets which are subject to nonrecurring fair value measurements include goodwill, intangible assets and property, plant and equipment. These assets are recorded at carrying value. However, whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable (or at least annually for goodwill and indefinite-lived intangible assets), such assets are assessed for impairment and, if applicable, written down to and recorded at fair value. To measure fair value for such assets, the Company uses techniques including discounted expected future cash flows (“DCF”) (a Level 3 input). A DCF analysis calculates the fair value by estimating the after-tax cash flows attributable to a reporting unit or asset and then discounting the after-tax cash flows to a present value using a risk-adjusted discount rate. Assumptions used in a DCF analysis require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and the Company’s variable interest rate credit facility (see Note 9, Credit Facility) were reasonable estimates of their fair value as of September 23, 2012. If measured at fair value in the financial statements, the Company’s variable interest rate credit facility would be classified as Level 2 in the fair value hierarchy.

Recently Issued Accounting Pronouncements
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of the amended guidance will not have a significant effect on our consolidated financial statements.
In June 2011, the FASB issued new guidance on the presentation of comprehensive income. Specifically, the new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders’ equity. Although the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The new guidance was adopted in 2011 and did not have a material impact on our consolidated financial position, results of operations or cash flows.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and early adoption is permitted. This guidance is not expected to have a material effect on the Company’s financial condition or results of operations.
In May 2011, the FASB issued guidance clarifying how to measure and disclose fair value. This guidance amends the application of the “highest and best use” concept to be used only in the measurement of fair value of nonfinancial assets, clarifies that the measurement of the fair value of equity-classified financial instruments should be performed from the perspective of a market participant who holds the instrument as an asset, clarifies that an entity that manages a group of financial assets and liabilities on the basis of its net risk exposure can measure those financial instruments on the basis of its net exposure to those risks, and clarifies when premiums and discounts should be taken into account when measuring fair value. The fair value disclosure requirements were also amended. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In September 2011, the FASB issued guidance that simplified how entities test for goodwill impairment. This guidance permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted the amended guidance effective January 1, 2012 and it did not have a material effect on its condensed consolidated financial statements.
In July 2012, the FASB issued new accounting guidance on indefinite-lived intangible assets. The new guidance provides an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds the fair value.  The guidance is effective for the Company for annual and, if any, interim impairment tests in its fiscal year ending December, 31, 2013, with early adoption permitted.  The Company believes that the adoption of this guidance will not have a material impact on its consolidated financial statements.

Warranties
Warranties
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated cost associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience.
The Company provides its customers with a product warranty subsequent to the sale of its products. The Company recognizes estimated costs associated with the limited warranty at the time of sale of its products. The warranty reserve is based on historical experience.

Income Taxes
Income Taxes
The Company utilizes the asset and liability method of accounting for income taxes, under which deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company applies the FASB’s provisions for uncertain tax positions. The Company utilizes the two step process to determine the amount of recognized tax benefit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties associated with uncertain tax positions as a component of income tax expense.
Income tax expense in 2012 is recognized based on the Company’s estimated annual effective tax rate which is based upon the tax rate expected for the full calendar year applied to the pre-tax income of the interim period.

Foreign Currency Translations
Foreign Currency Translation
The financial statements of the Company’s branch offices and subsidiaries in Europe are measured using a currency other than the U.S. dollar.
Assets and liabilities recorded in functional currencies other than U.S. dollars are translated into U.S. dollars at the year-end rate of exchange. Revenues and expenses are translated at the average exchange rates for the year. The resulting translation adjustments are charged or credited to other comprehensive income.
Unrealized and realized foreign currency transaction gains and losses on transactions denominated in currencies other than the functional currency, such as those resulting from the settlement of receivables and payables denominated in foreign currency are included in the earnings of the current period in “Foreign Exchange Gains (Losses).”
Gains and losses on intercompany foreign currency transactions that are of a long-term investment nature (that is settlement is not planned or anticipated in the foreseeable future) are recorded in other comprehensive income. Gains and losses on intercompany foreign currency transactions for which settlement is anticipated are included in the determination of net income.

Advertising Costs
Advertising Costs
The Company expenses advertising costs as incurred.
Cooperative Advertising Costs
The Company accounts for certain advertising costs in accordance with the FASB’s guidance for “Customer Payments and Incentives.” This standard provides guidance with respect to the statement of operations classification of and the accounting for recognition and measurement of consideration given by a vendor to a customer, which includes sales incentive offers labeled as discounts, coupons, rebates and free products or services as well as arrangements labeled as slotting fees, cooperative advertising and buy downs. As per the FASB’s guidance, the Company is recognizing cooperative advertising costs in marketing expenses and sales incentives related to “free product” as an expense in cost of sales.

Store Preopening Expenses	Store Preopening Expenses Costs incurred prior to the opening of a new store are expensed as incurred.
Treasury Stock	Treasury Stock The Company periodically repurchases treasury stock. These treasury stock transactions are recorded using the cost method.
Dividend Expense on Mandatorily Redeemable Preferred Stock and Preferred Equity Interest
Dividend Expense on Mandatorily Redeemable Preferred Stock and Preferred Equity Interests
Dividends accrued on the Company’s mandatorily redeemable preferred stock and preferred equity interests (see Note 12, Mandatorily Redeemable Preferred Stock and Preferred Equity Interests), which are classified as long-term liabilities, are presented in other (expenses) income in our Consolidated Statements of Operations.

Earnings Per Common Share
Earnings per Common Share
Basic earnings per common share is computed by dividing income available to common shareholders by the weighted-average common shares outstanding for the period. Diluted earnings per common share is computed on the basis of the weighted-average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method.